UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSRS

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

Investment Company Act file number 811-04264

Name of Fund: BlackRock California Insured Municipal Bond Fund of
              BlackRock California Municipal Series Trust

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Donald C. Burke, Chief Executive
      Officer, BlackRock California Insured Municipal Bond Fund of BlackRock California Municipal Series Trust, 800 Scudders Mill Road, Plainsboro, NJ 08536. Mailing address: P.O. Box 9011, Princeton, NJ 08543-9011

Registrant's telephone number, including area code: (800) 441-7762

Date of fiscal year end: 08/31/2008

Date of reporting period: 09/01/2007 - 02/29/2008

Item 1 - Report to Stockholders

EQUITIES    FIXED INCOME   REAL ESTATE
LIQUIDITY   ALTERNATIVES   BLACKROCK SOLUTIONS

BlackRock California Insured                                           BLACKROCK
Municipal Bond Fund
OF BLACKROCK CALIFORNIA
MUNICIPAL SERIES TRUST

SEMI-ANNUAL REPORT
FEBRUARY 29, 2008 | (UNAUDITED)

NOT FDIC INSURED
MAY LOSE VALUE
NO BANK GUARANTEE

Table of Contents

================================================================================
                                                                            Page
--------------------------------------------------------------------------------
A Letter to Shareholders .................................................     3
Semi-Annual Report:
Fund Summary .............................................................     4
About Fund Performance ...................................................     6
Disclosure of Expenses ...................................................     7
Financial Statements:
    Schedule of Investments ..............................................     8
    Statement of Assets and Liabilities ..................................    12
    Statement of Operations ..............................................    13
    Statements of Changes in Net Assets ..................................    14
Financial Highlights .....................................................    15
Notes to Financial Statements ............................................    21
Officers and Trustees ....................................................    26
Additional Information ...................................................    27
Mutual Fund Family .......................................................    30


2    BLACKROCK CALIFORNIA INSURED MUNICIPAL BOND FUND     FEBRUARY 29, 2008

A Letter to Shareholders

Dear Shareholder

Financial markets weathered intense bouts of volatility in 2007, only to enter 2008 with no relief. January and February proved to be trying months for equities, but strong ones for some areas of the bond market, as fears of an economic recession swelled. The Federal Reserve Board (the "Fed"), after cutting the target federal funds rate 100 basis points (1%) between September 2007 and year-end, more than matched those cuts in January alone. Responding to a slowing economy and continued fallout from chaos in the credit markets, the Fed cut interest rates 75 basis points in a rare unscheduled session on January 22, and followed with a 50-basis-point cut at its regular meeting on January 30. Another 75-basis-point cut on March 18 brought the target rate to 2.25%.

Reverberations from the U.S. subprime mortgage collapse, and the associated liquidity and credit crisis, continue to permeate global financial markets. The S&P 500 Index of U.S. stocks was down in February, marking the fourth consecutive month of negative returns. International markets, while not unscathed, generally have outperformed their U.S. counterparts so far in 2008. Emerging markets, benefiting from stronger economic growth rates, have done particularly well. In fixed income markets, fears related to the economic slowdown and related credit crisis have led to a prolonged flight to quality. Investors have largely shunned bonds associated with the housing and credit markets in favor of higher-quality government issues. The yield on 10-year Treasury issues, which touched 5.30% in June 2007 (its highest level in five years), fell to 4.04% by year-end and to 3.53% by the end of February, while prices correspondingly rose.

After setting a new-issuance record in 2007, supply in the municipal bond market has been on the decline for four consecutive months (measured year over year). The market has struggled with concerns around the creditworthiness of monoline bond insurers and the failure of auctions for auction rate securities, driving yields higher and prices lower across the curve. By period-end, municipal bonds were trading at higher yields than their Treasury counterparts, a very unusual occurrence by historical standards.

Against this backdrop, the major benchmark indexes posted mixed results for the current reporting period, generally reflecting heightened investor risk aversion:

Total Returns as of February 29, 2008                                                  6-month    12-month
==========================================================================================================
U.S. equities (S&P 500 Index)                                                          - 8.79%    - 3.60%
----------------------------------------------------------------------------------------------------------
Small cap U.S. equities (Russell 2000 Index)                                           -12.91     -12.44
----------------------------------------------------------------------------------------------------------
International equities (MSCI Europe, Australasia, Far East Index)                      - 4.71     + 0.84
----------------------------------------------------------------------------------------------------------
Fixed income (Lehman Brothers U.S. Aggregate Bond Index)                               + 5.67     + 7.30
----------------------------------------------------------------------------------------------------------
Tax-exempt fixed income (Lehman Brothers Municipal Bond Index)                         - 0.60     - 1.17
----------------------------------------------------------------------------------------------------------
High yield bonds (Lehman Brothers U.S. Corporate High Yield 2% Issuer Capped Index)    - 1.39     - 3.08
----------------------------------------------------------------------------------------------------------

Past performance is no guarantee of future results. Index performance shown for illustrative purposes only. You cannot invest directly in an index.

As you navigate today's volatile markets, we encourage you to review your investment goals with your financial professional and to make portfolio changes, as needed. For more up-to-date commentary on the economy and financial markets, we invite you to visit www.blackrock.com/funds. As always, we thank you for entrusting BlackRock with your investment assets, and we look forward to continuing to serve you in the months and years ahead.

Sincerely,


/s/ Rob Kapito

Rob Kapito
President, BlackRock Advisors, LLC


                                                                               3
THIS PAGE NOT PART OF YOUR FUND REPORT

Fund Summary (Unaudited)

Portfolio Management Commentary

      How did the Fund perform?

o Fund performance for the period lagged the broad-market Lehman Brothers Municipal Bond Index, but exceeded the Lipper California Insured Municipal Debt Funds average. Unlike the Lehman Index, which measures the performance of municipal bonds nationally, the Lipper category consists of funds that limit their investment to insured municipal securities exempt from taxation in California.

      What factors influenced performance?

o U.S. Treasury yields fell during the period as economic activity slowed and the Federal Reserve Board lowered short-term interest rates five times, from 5.25% to 3%. Ten-year Treasury note yields declined nearly twice as much as 30-year bond yields.

o In the municipal space, bond yields rose (as prices correspondingly fell). Problems within the monoline insurance industry remained unresolved. In addition, rising short-term borrowing costs forced many arbitrage-related investors to liquidate significant amounts of tax-exempt bonds to meet margin calls. These and other factors put pressure on municipal bond prices throughout the six months. On a relative basis, higher-quality issues, prerefunded bonds and natural AAA-rated and AA-rated issues performed far better than lower-rated bonds.

o Our defensive duration posture contributed to the Fund's total return relative to the Lipper average as interest rates rose in the long end of the municipal marketplace. The Fund has a core position of older-dated paper purchased in a different interest rate environment. This has served to temper the negative price impact on the Fund in periods of significantly rising rates, a phenomenon that was especially pronounced in February 2008.

o Conversely, our higher relative exposure to insured paper exposed the Fund to negative price action amid the revaluation of insured California municipals. (We have underutilized the portion of assets that may be committed to lower-rated credits.) At present, the trading community does not ascribe a value to bond insurance; therefore, bonds have been priced as if trading to their underlying ratings.

      Describe recent portfolio activity.

o We began to use the market dislocation to lengthen maturities on some of the Fund's assets. Longer-dated California insured bonds (of insurers that still maintain AAA ratings) are trading at yields above 5%, a level that historically attracts retail interest. The Fund's cash reserves have been maintained at minimal levels, but could be raised in order to finance these longer-maturity purchases.

o Due to the disruption in the short-term borrowing market, we found ourselves having to unwind all but one position in inverse floating-rate product.

      Describe Fund positioning at period-end.

o The Fund maintains a below-average duration position, consistent with the current recommendation of our Municipal Investment Strategy Group. We are looking for further deterioration in prices to become more aggressive, at a time when it can reasonably be forecast that the deleveraging process in fixed income, in general, is more advanced.

Portfolio Information

                                                                      Percent of
Distribution by Market Sector                              Long-Term Investments
--------------------------------------------------------------------------------
Other Revenue Bonds .................................................      57.6%
General Obligation Bonds ............................................      32.7
Prerefunded Bonds* ..................................................       9.4
Mutual Funds ........................................................       0.3
--------------------------------------------------------------------------------
*     Backed by an escrow fund.

Quality Ratings by                                                    Percent of
S&P/Moody's*                                               Long-Term Investments
--------------------------------------------------------------------------------
AAA/Aaa .............................................................      94.2%
AA/Aa ...............................................................       0.6
A/A .................................................................       2.7
Not Rated ...........................................................       2.2
Other** .............................................................       0.3
--------------------------------------------------------------------------------
*     Using the higher of Standard & Poor's or Moody's Investors Service ratings.
**    Includes portfolio holdings in mutual funds.


4    BLACKROCK CALIFORNIA INSURED MUNICIPAL BOND FUND     FEBRUARY 29, 2008

Total Return Based on a $10,000 Investment

A line graph depicting the growth of an investment in the Fund's Institutional and Investor A Shares compared to growth of an investment in the Lehman Brothers Municipal Bond Index. Values are from February 1998 to February 2008:

                                                                 Lehman Brothers
                  Institutional            Investor A             Municipal Bond
                       Shares*+              Shares*+                    Index++
Feb-98                  $10,000                $9,575                    $10,000
Feb-99                  $10,579               $10,104                    $10,615
Feb-00                  $10,066                $9,590                    $10,394
Feb-01                  $11,392               $10,827                    $11,676
Feb-02                  $12,170               $11,537                    $12,475
Feb-03                  $13,058               $12,349                    $13,431
Feb-04                  $13,775               $12,994                    $14,277
Feb-05                  $14,120               $13,287                    $14,699
Feb-06                  $14,614               $13,717                    $15,268
Feb-07                  $15,246               $14,275                    $16,025
Feb-08                  $14,756               $13,771                    $15,837

* Assuming maximum sales charge, if any, transaction costs and other operating expenses, including advisory fees.
+ The Fund invests primarily in long-term investment grade obligations issued by or on behalf of the State of California, its political subdivisions, agencies and instrumentalities and obligations of other qualifying issuers.
++ This unmanaged Index consists of revenue bonds, prerefunded bonds, general obligation bonds and insured bonds, all of which mature within 30 years.

Performance Summary for the Period Ended February 29, 2008

                                                                                    Average Annual Total Returns*
                                                                --------------------------------------------------------------------
                                                                      1 Year                  5 Years                10 Years
                                                                --------------------    --------------------    --------------------
                                 Standardized      6-Month      w/o sales    w/sales    w/o sales    w/sales    w/o sales    w/sales
                                30-Day Yields   Total Returns     charge      charge      charge      charge      charge      charge
------------------------------------------------------------------------------------------------------------------------------------
Institutional ................       3.77%          -2.48%        -3.22%         --       +2.47%         --       +3.97%         --
Investor A ...................       3.36           -2.60         -3.53       -7.63%      +2.20       +1.32%      +3.70       +3.25%
Investor A1 ..................       3.54           -2.52         -3.29       -7.16       +2.38       +1.54       +3.87       +3.44
Investor B ...................       3.25           -2.63         -3.69       -7.40       +1.98       +1.64       +3.45       +3.45
Investor C ...................       2.75           -2.96         -4.17       -5.10       +1.46       +1.46       +2.94       +2.94
Investor C1 ..................       3.17           -2.76         -3.78       -4.71       +1.86       +1.86       +3.34       +3.34
Lehman Brothers Municipal
  Bond Index .................         --           -0.60         -1.17          --       +3.35          --       +4.71          --
------------------------------------------------------------------------------------------------------------------------------------

* Assuming maximum sales charges. See "About Fund Performance" on page 6 for a detailed description of share classes, including any related sales charges and fees.

      Past performance is not indicative of future results.


    BLACKROCK CALIFORNIA INSURED MUNICIPAL BOND FUND     FEBRUARY 29, 2008    5

About Fund Performance

o Institutional Shares are not subject to any sales charge. Institutional Shares bear no ongoing distribution or service fee and are available only to eligible investors.

o Investor A Shares incur a maximum initial sales charge (front-end load) of 4.25% and a service fee of 0.25% per year (but no distribution fee). Prior to October 2, 2006, Investor A Share performance results were those of Institutional Shares (which have no distribution or service fees) restated to reflect Investor A Share fees.

o Investor A1 Shares incur a maximum initial sales charge (front-end load) of 4% and a service fee of 0.10% per year (but no distribution fee).

o Investor B Shares are subject to a maximum contingent deferred sales charge of 4%, declining to 0% after six years. In addition, Investor B Shares are subject to a distribution fee of 0.25% per year and a service fee of 0.25% per year. These shares automatically convert to Investor A1 Shares after approximately 10 years. (There is no initial sales charge for automatic share conversions.)

o Investor C Shares are subject to a distribution fee of 0.75% per year and a service fee of 0.25% per year. In addition, Investor C Shares are subject to a 1% contingent deferred sales charge if redeemed within one year of purchase. Prior to October 2, 2006, Investor C Share performance results were those of Institutional Shares (which have no distribution or service fees) restated to reflect Investor C Share fees.

o Investor C1 Shares are subject to a distribution fee of 0.35% per year and a service fee of 0.25% per year. In addition, Investor C1 Shares are subject to a 1% contingent deferred sales charge if redeemed within one year of purchase.

      Performance information reflects past performance and does not guarantee future results. Current performance may be lower or higher than the performance data quoted. Refer to www.blackrock.com/funds to obtain performance data current to the most recent month-end. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Figures shown in the performance tables on page 5 assume reinvestment of all dividends and capital gain distributions, if any, at net asset value on the payable date. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Dividends paid to each class of shares will vary because of the different levels of service, distribution and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders. The Fund's Advisor agreed to reimburse a portion of its fee. Without such reimbursement, the Fund's performance would have been lower.


6    BLACKROCK CALIFORNIA INSURED MUNICIPAL BOND FUND     FEBRUARY 29, 2008

Disclosure of Expenses

Shareholders of this Fund may incur the following charges: (a) expenses related to transactions, including sales charges, redemption fees and exchange fees; and
(b) operating expenses including advisory fees, distribution fees including 12b-1 fees and other Fund expenses. The expense example below (which is based on a hypothetical investment of $1,000 invested on September 1, 2007 and held through February 29, 2008) is intended to assist shareholders both in calculating expenses based on an investment in the Fund and in comparing these expenses with similar costs of investing in other mutual funds.

The tables provide information about actual account values and actual expenses. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number corresponding to their share class under the heading entitled "Expenses Paid During the Period."

The tables also provide information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in this Fund and other funds, compare the 5% hypothetical example with the 5% hypothetical examples that appear in other funds' shareholder reports.

The expenses shown in the tables are intended to highlight shareholders' ongoing costs only and do not reflect any transactional expenses, such as sales charges, redemption fees or exchange fees. Therefore, the hypothetical tables are useful in comparing ongoing expenses only, and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

Including Interest Expense and Fees

                                           Actual                                               Hypothetical**
                   ------------------------------------------------------   ------------------------------------------------------
                     Beginning          Ending                                Beginning          Ending
                   Account Value     Account Value       Expenses Paid      Account Value     Account Value       Expenses Paid
                   Sept. 1, 2007   February 29, 2008   During the Period*   Sept. 1, 2007   February 29, 2008   During the Period*
----------------------------------------------------------------------------------------------------------------------------------
Institutional         $1,000            $975.20              $4.41             $1,000            $1,020.34            $4.51
Investor A            $1,000            $974.00              $5.58             $1,000            $1,019.15            $5.71
Investor A1           $1,000            $974.80              $4.80             $1,000            $1,019.94            $4.91
Investor B            $1,000            $973.70              $6.85             $1,000            $1,017.86            $7.00
Investor C            $1,000            $970.40              $9.18             $1,000            $1,015.48            $9.39
Investor C1           $1,000            $972.40              $7.24             $1,000            $1,017.46            $7.40
----------------------------------------------------------------------------------------------------------------------------------

* For each class of the Fund, expenses are equal to the annualized expense ratio for the class (.90% for Institutional, 1.14% for Investor A, .98% for Investor A1, 1.40% for Investor B, 1.88% for Investor C and 1.48% for Investor C1), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period shown).
** Hypothetical 5% annual return before expenses is calculated by pro-rating the number of days in the most recent fiscal half year divided by 365.

Excluding Interest Expense and Fees

                                           Actual                                               Hypothetical**
                   ------------------------------------------------------   ------------------------------------------------------
                     Beginning          Ending                                Beginning          Ending
                   Account Value     Account Value       Expenses Paid      Account Value     Account Value       Expenses Paid
                   Sept. 1, 2007   February 29, 2008   During the Period*   Sept. 1, 2007   February 29, 2008   During the Period*
----------------------------------------------------------------------------------------------------------------------------------
Institutional         $1,000            $975.20              $3.53             $1,000            $1,021.23            $3.61
Investor A            $1,000            $974.00              $4.65             $1,000            $1,020.09            $4.76
Investor A1           $1,000            $974.80              $3.92             $1,000            $1,020.83            $4.01
Investor B            $1,000            $973.70              $5.97             $1,000            $1,018.75            $6.11
Investor C            $1,000            $970.40              $8.31             $1,000            $1,016.37            $8.50
Investor C1           $1,000            $972.40              $6.36             $1,000            $1,018.35            $6.51
----------------------------------------------------------------------------------------------------------------------------------

* For each class of the Fund, expenses are equal to the annualized expense ratio for the class (.72% for Institutional, .95% for Investor A, .80% for Investor A1, 1.22% for Investor B, 1.70% for Investor C and 1.30% for Investor C1), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period shown).
** Hypothetical 5% annual return before expenses is calculated by pro-rating the number of days in the most recent fiscal half year divided by 365.


    BLACKROCK CALIFORNIA INSURED MUNICIPAL BOND FUND     FEBRUARY 29, 2008    7

Schedule of Investments as of February 29, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

                                                                  Par
Municipal Bonds                                                  (000)        Value
======================================================================================
California -- 94.5%
--------------------------------------------------------------------------------------
ABAG Finance Authority for Nonprofit Corporations,
California, COP (Children's Hospital Medical Center),
6% due 12/01/2009 (a)(h)                                    $    2,625    $  2,792,317
--------------------------------------------------------------------------------------
Alameda, California, Public Financing Authority, Local
Agency Special Tax Revenue Bonds (Community
Facility Number 1), Series A,7% due 08/01/2019                   3,750       3,774,000
--------------------------------------------------------------------------------------
Alameda Corridor Transportation Authority, California,
Revenue Bonds, Senior Lien, Series A, 5.25%
due 10/01/2021 (g)                                               2,100       2,119,005
--------------------------------------------------------------------------------------
Bakersfield, California, Wastewater Revenue Bonds,
Series A, 5% due 9/15/2032 (e)                                  10,000       9,625,000
--------------------------------------------------------------------------------------
Bay Area Government Association, California, Tax
Allocation Revenue Refunding Bonds (California
Redevelopment Agency Pool), Series A, 6%
due 12/15/2024 (e)                                                 770         774,528
--------------------------------------------------------------------------------------
Butte-Glenn Community College District, California,
GO (Election of 2002), Series B, 4.85%
due 8/01/2029 (g)(i)                                             2,355         636,698
--------------------------------------------------------------------------------------
Cajon Valley, California, Unified Elementary School
District, GO (Election of 2000), Series E, 5%
due 8/01/2031 (e)                                                2,665       2,572,205
--------------------------------------------------------------------------------------
California Educational Facilities Authority Revenue
Bonds (University of the Pacific), 5.875%
due 11/01/2020 (g)                                                 320         336,701
--------------------------------------------------------------------------------------
California Health Facilities Financing Authority
Revenue Bonds:
    DRIVERS, Series 181, 7.307%
    due 6/01/2022 (e)(k)                                         5,000       5,240,300
    (Sutter Health), Series A, 6.25% due 8/15/2035               2,080       2,194,442
--------------------------------------------------------------------------------------
California Statewide Communities Development
Authority, Health Facility Revenue Bonds (Memorial
Health Services), Series A, 6% due 10/01/2023                    2,475       2,534,647
--------------------------------------------------------------------------------------
Chabot-Las Positas, California, Community College
District, GO (Election of 2004), Series B, 5%
due 8/01/2031 (a)                                                5,000       4,774,100
--------------------------------------------------------------------------------------
Chino Basin, California, Regional Financing Authority,
Revenue Refunding Bonds (Inland Empire Utility
Agency), Series A, 5% due 11/01/2038 (a)                         1,000         917,940
--------------------------------------------------------------------------------------
Contra Costa County, California, Public Financing
Authority, Lease Revenue Refunding Bonds (Various
Capital Facilities), Series A, 5.35%
due 8/01/2024 (g)                                                5,585       5,607,340
--------------------------------------------------------------------------------------
Corona, California, COP, Refunding
(Corona Community) (h):
    8% due 3/01/2010                                             2,065       2,274,577
    8% due 3/01/2011                                             2,230       2,540,862
    8% due 3/01/2012                                             2,410       2,835,413
    8% due 3/01/2013                                             2,605       3,142,958
    8% due 3/01/2014                                             2,810       3,459,279
--------------------------------------------------------------------------------------
Corona, California, Department of Water and Power,
COP, 5% due 9/01/2035 (g)                                        4,000       3,639,200
--------------------------------------------------------------------------------------
Duarte, California, Unified School District, Capital
Appreciation, GO (Election of 1998), Series E, 4.96%
due 11/01/2030 (e)(i)                                            4,805       1,288,605
--------------------------------------------------------------------------------------
Eureka, California, Unified School District, GO
(Election of 2002) (g)(i):
    5.18% due 8/01/2029                                          2,545         685,648
    5.26% due 8/01/2032                                          2,760         618,350
    5.27% due 8/01/2035                                          2,990         563,406
--------------------------------------------------------------------------------------
Fremont, California, GO (Election of 2002), Series B,
5% due 8/01/2029 (d)                                             3,620       3,490,730
--------------------------------------------------------------------------------------
Glendale, California, Unified School District, GO,
Series F, 5% due 9/01/2028 (g)                                   2,000       1,920,680
--------------------------------------------------------------------------------------
Glendale, California, Water Revenue Bonds, 5%
due 2/01/2032 (e)                                                6,825       6,582,985
--------------------------------------------------------------------------------------
Hollister, California, Joint Powers Finance Authority,
Wastewater Revenue Refunding Bonds (Refining and
Improvement Project), Series 1, 5%
due 6/01/2037 (e)                                                5,000       4,735,250
--------------------------------------------------------------------------------------
Huntington Beach, California, Union High School
District, GO (Election of 2004) (d):
    5.02% due 8/01/2033 (i)                                      5,000       1,051,050
    5% due 8/01/2035                                             3,000       2,899,980
--------------------------------------------------------------------------------------
Irvine, California, Unified School District, Special
Tax Refunding Bonds (Community Facilities District
No. 86-1), 5.50% due 11/01/2017 (a)                              5,080       5,190,439
--------------------------------------------------------------------------------------
La Quinta, California, Financing Authority, Local
Agency Revenue Bonds, Series A, 5.125%
due 9/01/2034 (a)                                                6,000       5,695,980
--------------------------------------------------------------------------------------

Portfolio Abbreviations

To simplify the listings of BlackRock California Insured Municipal Bond Fund of BlackRock California Municipal Series Trust's portfolio holdings in the Schedule of Investments, the names of many of the securities have been abbreviated according to the list on the right.

AMT       Alternative Minimum Tax (subject to)
COP       Certificates of Participation
DRIVERS   Derivative Inverse Tax-Exempt Receipts
GO        General Obligation Bonds
HFA       Housing Finance Agency
S/F       Single-Family

See Notes to Financial Statements.


8    BLACKROCK CALIFORNIA INSURED MUNICIPAL BOND FUND     FEBRUARY 29, 2008

Schedule of Investments (continued)  (Percentages shown are based on Net Assets)

                                                                  Par
Municipal Bonds                                                  (000)        Value
======================================================================================
California (continued)
-------------------------------------------------------------------------------------
Los Angeles, California, COP (Sonnenblick Del Rio
West Los Angeles), 6.20% due 11/01/2031 (a)                 $    4,000    $  4,208,760
--------------------------------------------------------------------------------------
Los Angeles, California, Harbor Department Revenue
Refunding Bonds, 7.60% due 10/01/2018 (c)(g)                     4,080       4,741,001
--------------------------------------------------------------------------------------
Los Angeles, California, Wastewater System Revenue
Refunding Bonds, Series A, 5% due 6/01/2032 (g)                  4,000       3,811,760
--------------------------------------------------------------------------------------
Los Angeles, California, Water and Power Revenue
Refunding Bonds (Power System):
    Series A-A-1, 5.25% due 7/01/2020 (e)                        5,400       5,522,796
    Series A-A-2, 5.375% due 7/01/2021 (g)                       4,000       4,081,880
--------------------------------------------------------------------------------------
Los Angeles County, California, Metropolitan
Transportation Authority, Sales Tax Revenue Refunding
Bonds, Proposition A, First Tier Senior Series A, 5%
due 7/01/2035 (a)                                                4,000       3,783,360
--------------------------------------------------------------------------------------
Los Angeles County, California, Sanitation Districts
Financing Authority, Revenue Refunding Bonds
(Capital Projects -- District Number 14),
Sub-Series B (d):
    5% due 10/01/2029                                            5,000       4,638,450
    5% due 10/01/2030                                            2,500       2,321,025
--------------------------------------------------------------------------------------
Los Gatos, California, Unified School District, GO
(Election of 2001), Series C, 5%
due 8/01/2030 (d)                                                4,275       4,113,148
--------------------------------------------------------------------------------------
Los Rios, California, Community College District, GO
(Election of 2002), Series B, 5% due 8/01/2027 (g)               2,000       1,895,180
--------------------------------------------------------------------------------------
Madera, California, Unified School District, GO
(Election 2002), 5% due 8/01/2028 (e)                            2,220       2,148,183
--------------------------------------------------------------------------------------
Montebello, California, Unified School District, GO
(Election of 1998), 5.02% due 8/01/2028 (d)(i)                   2,355         679,465
--------------------------------------------------------------------------------------
Murrieta Valley, California, Unified School District,
Public Financing Authority, Special Tax Revenue Bonds,
Series A, 5.125% due 9/01/2026 (b)                               5,500       5,419,205
--------------------------------------------------------------------------------------
Oakland, California, Sewer Revenue Bonds, Series A,
5% due 6/15/2028 (e)                                             3,565       3,489,101
--------------------------------------------------------------------------------------
Orange County, California, Community Facilities
District, Special Tax Bonds (Number 04-1 Ladera
Ranch), Series A, 5.15% due 8/15/2029                            3,000       2,638,560
--------------------------------------------------------------------------------------
Palm Desert, California, Financing Authority, Tax
Allocation Revenue Refunding Bonds (Project Area
Number 2), Series A, 5.125% due 8/01/2036 (a)                    2,540       2,369,261
--------------------------------------------------------------------------------------
Palm Springs, California, Financing Authority, Lease
Revenue Refunding Bonds (Convention Center
Project), Series A, 5.50% due 11/01/2029 (g)                     1,500       1,520,520
--------------------------------------------------------------------------------------
Palomar Pomerado Health Care District, California,
GO (Election of 2004), Series A, 5.125%
due 8/01/2037 (g)                                                1,850       1,810,040
--------------------------------------------------------------------------------------
Peralta, California, Community College District, GO:
    (Election of 2000), Series C, 5%
    due 8/01/2029 (g)                                            5,485       5,255,233
    (Election of 2007), Series B, 5%
    due 8/01/2037 (e)                                            2,000       1,902,420
--------------------------------------------------------------------------------------
Port of Oakland, California, Revenue Bonds,
AMT, Series K (d):
    5.75% due 11/01/2012                                         4,500       4,668,930
    5.75% due 11/01/2013                                         4,900       5,087,768
    5.75% due 11/01/2014                                         1,800       1,868,976
    5.75% due 11/01/2016                                         3,100       3,160,667
    5.875% due 11/01/2017                                        2,290       2,332,136
--------------------------------------------------------------------------------------
Port of Oakland, California, Revenue Refunding
Bonds, AMT, Series L, 5.375% due 11/01/2027 (d)                 12,710      11,924,141
--------------------------------------------------------------------------------------
Rio, California, Elementary School District, GO,
Refunding, 5% due 8/01/2029 (a)                                  2,415       2,331,779
--------------------------------------------------------------------------------------
Riverside, California, Unified School District, GO
(Election of 2001), Series B, 5% due 8/01/2030 (g)               4,295       4,154,296
--------------------------------------------------------------------------------------
Riverside County, California, Asset Leasing
Corporation, Leasehold Revenue Refunding Bonds
(Riverside County Hospital Project), Series B, 5.70%
due 6/01/2016 (g)                                                1,750       1,897,612
--------------------------------------------------------------------------------------
Sacramento, California, City Financing Authority,
Capital Improvement Revenue Bonds (Redevelopment
Projects), 5.75% due 12/01/2022 (a)                                285         297,691
--------------------------------------------------------------------------------------
Sacramento, California, Municipal Utility District,
Electric Revenue Refunding Bonds, Series L, 5.125%
due 7/01/2022 (g)                                                8,000       8,000,960
--------------------------------------------------------------------------------------
Sacramento, California, Municipal Utility District
Financing Authority Revenue Bonds (Consumers
Project), 5% due 7/01/2021 (g)                                   2,000       1,893,540
--------------------------------------------------------------------------------------
Sacramento, California, Unified School District, GO
(Election of 2002) (g):
    5% due 7/01/2027                                             3,400       3,325,574
    5% due 7/01/2030                                             9,230       8,916,180
--------------------------------------------------------------------------------------
Sacramento County, California, Sanitation District
Financing Authority, Revenue Bonds (Sacramento
Regional County Sanitation District), 5%
due 12/01/2036 (d)                                               7,600       7,168,624
--------------------------------------------------------------------------------------
Saddleback Valley, California, Unified School District,
GO, 5% due 8/01/2029 (e)                                         1,820       1,773,226
--------------------------------------------------------------------------------------
Saddleback Valley, California, Unified School District,
Public Financing Authority, Special Tax Revenue
Refunding Bonds, Series A, 5.65% due 9/01/2017 (e)               3,500       3,508,155
--------------------------------------------------------------------------------------
San Bernardino, California, Joint Powers Financing
Authority, Lease Revenue Bonds (Department of
Transportation Lease), Series A, 5.50%
due 12/01/2020 (g)                                               2,000       2,003,240
--------------------------------------------------------------------------------------
San Bernardino County, California, COP, Refunding
(Medical Center Financing Project), 5.50%
due 8/01/2019 (g)                                                4,000       4,006,360
--------------------------------------------------------------------------------------
San Diego, California, Certificates of Undivided
Interest, Water Utility Fund, Net System Revenue
Bonds, 5% due 8/01/2021 (d)                                     10,000      10,038,000
--------------------------------------------------------------------------------------

See Notes to Financial Statements.


    BLACKROCK CALIFORNIA INSURED MUNICIPAL BOND FUND     FEBRUARY 29, 2008    9

Schedule of Investments (continued)  (Percentages shown are based on Net Assets)

                                                                  Par
Municipal Bonds                                                  (000)        Value
======================================================================================
California (concluded)
--------------------------------------------------------------------------------------
San Diego, California, Public Facilities Financing
Authority, Sewer Revenue Bonds (d):
    Series A, 5.25% due 5/15/2027                           $    4,450    $  4,386,098
    Series B, 5.25% due 5/15/2027                                6,175       6,086,327
--------------------------------------------------------------------------------------
San Diego County, California, Water Authority, Water
Revenue Bonds, COP, Series A (e):
    5% due 5/01/2030                                             7,350       6,972,063
    5% due 5/01/2031                                             4,000       3,774,480
--------------------------------------------------------------------------------------
San Francisco, California, Bay Area Rapid Transit
District, Sales Tax Revenue Refunding Bonds:
    5.125% due 7/01/2036 (a)                                       345         330,320
    Series A, 5% due 7/01/2030 (g)                               5,270       5,070,689
--------------------------------------------------------------------------------------
San Francisco, California, City and County Airport
Commission, International Airport, Special Facilities
Lease Revenue Bonds (SFO Fuel Company LLC),
AMT, Series A, 6.10% due 1/01/2020 (e)                           1,250       1,276,638
--------------------------------------------------------------------------------------
San Jose-Evergreen, California, Community College
District, GO (Election of 2004), Series B, 5.50%
due 9/01/2031 (e)(i)                                             5,000       1,271,750
--------------------------------------------------------------------------------------
San Juan, California, Unified School District, GO (h):
    5.70% due 8/01/2009 (e)                                      3,000       3,179,820
    5.625% due 8/01/2010 (d)                                     3,740       4,012,721
    5.625% due 8/01/2010 (d)                                     4,345       4,661,837
--------------------------------------------------------------------------------------
San Juan, California, Unified School District, GO
(Election of 2002), 5% due 8/01/2028 (g)                         3,500       3,317,965
--------------------------------------------------------------------------------------
San Mateo County, California, Community College
District, GO (Election of 2005), Series B, 4.55%
due 9/01/2023 (g)(i)                                             6,720       2,795,184
--------------------------------------------------------------------------------------
San Mateo County, California, Joint Powers Authority,
Lease Revenue Refunding Bonds (Capital Projects),
Series A, 5.125% due 7/15/2028 (e)                               2,240       2,202,323
--------------------------------------------------------------------------------------
San Ysidro, California, School District, Capital
Appreciation, GO (Election of 1997), Series E, 5.24%
due 8/01/2031 (e)(i)                                            10,125       2,528,516
--------------------------------------------------------------------------------------
Santa Margarita, California, Water District, Special
Tax Refunding Bonds (Community Facilities District
Number 99), Series 1:
    6.20% due 9/01/2009 (h)                                        420         448,770
    6.20% due 9/01/2020                                          1,230       1,241,992
--------------------------------------------------------------------------------------
Santa Monica, California, Redevelopment Agency,
Tax Allocation Bonds (Earthquake Recovery
Redevelopment Project), 6% due 7/01/2009 (a)(h)                  4,000       4,207,600
--------------------------------------------------------------------------------------
Santa Rosa, California, High School District, GO
(Election of 2002), 5% due 8/01/2028 (g)                         1,000         947,990
--------------------------------------------------------------------------------------
Selma, California, Unified School District, GO
(Election of 2006), 5.125% due 8/01/2026 (e)                     2,550       2,556,503
--------------------------------------------------------------------------------------
Sonoma County, California, Junior College District,
GO (Election of 2002), Refunding, Series B, 5%
due 8/01/2028 (e)                                                6,700       6,557,089
--------------------------------------------------------------------------------------
South Tahoe, California, Joint Powers Financing
Authority, Lease Revenue Refunding Bonds, 5.125%
due 10/01/2025 (g)                                               4,865       4,628,123
--------------------------------------------------------------------------------------
Southern California HFA, S/F Mortgage Revenue
Bonds, AMT, Series A, 5.80% due 12/01/2049 (l)(m)                3,000       3,020,850
--------------------------------------------------------------------------------------
Stockton, California, Public Financing Authority, Water
Revenue Bonds (Water System Capital Improvement
Projects), Series A, 5% due 10/01/2031 (g)                       1,400       1,322,174
--------------------------------------------------------------------------------------
Tamalpais, California, Union High School District, GO
(Election of 2006), 5% due 8/01/2029 (g)                         4,600       4,458,688
--------------------------------------------------------------------------------------
Turlock, California, Public Finance Authority, Sewer
Revenue Bonds, Series A, 5% due 9/15/2026 (d)                    1,650       1,576,955
--------------------------------------------------------------------------------------
Vista, California, Unified School District, GO, Series A,
5.25% due 8/01/2025 (e)                                          4,215       4,237,930
                                                                          ------------
                                                                           338,293,213
======================================================================================
Puerto Rico -- 1.9%
--------------------------------------------------------------------------------------
Puerto Rico Commonwealth, Public Improvement,
GO, Refunding, 5.70% due 7/01/2020 (g)                           6,610       6,736,846
--------------------------------------------------------------------------------------
Total Municipal Bonds
(Cost -- $353,589,769) -- 96.4%                                            345,030,059
======================================================================================

Municipal Bonds Transferred to
Tender Option Bond Trusts (n)
======================================================================================
California Health Facilities Financing Authority
Revenue Bonds (Kaiser Permanente), Series A,
5.50%, due 6/01/2022 (c)(e)                                     10,000      10,240,300
--------------------------------------------------------------------------------------
Total Municipal Bonds Transferred to
Tender Option Bond Trusts
(Cost $9,409,255) -- 2.9%                                                   10,240,300
======================================================================================

                                                                Shares
Mutual Funds                                                     (000)
======================================================================================
BlackRock California Insured Municipal 2008 Term
Trust, Inc. (f)                                                 68,500       1,037,775
--------------------------------------------------------------------------------------
Total Mutual Funds
(Cost -- $1,155,837) -- 0.3%                                                 1,037,775
======================================================================================

Short-Term Securities
======================================================================================
CMA California Municipal
Money Fund 2.88% (f)(j)                                     13,749,258      13,749,258
--------------------------------------------------------------------------------------
Total Short-Term Securities
(Cost -- $13,749,258) -- 3.8%                                               13,749,258
======================================================================================
Total Investments (Cost -- $377,904,119*) -- 103.4%                        370,057,392

Liabilities in Excess of Other Assets -- (2.0%)                             (7,235,882)

Liability for Trust Certificates,
Including Interest Expense Payable (1.4%)                                   (5,039,444)
                                                                          ------------
Net Assets -- 100.0%                                                      $357,782,066
                                                                          ============

See Notes to Financial Statements.


10    BLACKROCK CALIFORNIA INSURED MUNICIPAL BOND FUND     FEBRUARY 29, 2008

Schedule of Investments (concluded)  (Percentages shown are based on Net Assets)

* The cost and unrealized appreciation (depreciation) of investments as of February 29, 2008, as computed for federal income tax purposes, were as follows:

      Aggregate cost .........................................    $ 373,484,396
                                                                  =============
      Gross unrealized appreciation ..........................    $   7,263,220
      Gross unrealized depreciation ..........................      (15,690,224)
                                                                  -------------
      Net unrealized depreciation ............................    $  (8,427,004)
                                                                  =============

(a)   AMBAC Insured.
(b)   Assured Guaranty Insured.
(c)   Security is collateralized by Municipal or U.S. Treasury obligations.
(d)   FGIC Insured.
(e)   FSA Insured.
(f) Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

      --------------------------------------------------------------------------
                                   Purchase     Sale      Realized      Dividend
      Affiliate                      Cost       Cost        Gain         Income
      --------------------------------------------------------------------------
      BlackRock California
         Insured Municipal
         2008 Term Trust, Inc.        --         --          --         $ 21,578
      CMA California Municipal
         Money Fund              $10,440,800*    --          --         $ 41,947
      --------------------------------------------------------------------------
      *     Represents net purchase cost.

(g)   MBIA Insured.
(h) U.S. government securities held in escrow are used to pay interest on this security, as well as retire the bond in full at the date indicated, typically at a premium to par.
(i) Represents a zero coupon bond; the interest rate shown reflects the effective yield at the time of purchase.
(j)   Represents the current yield as of report date.
(k)   Variable rate security. Rate shown is interest rate as of report date.
(l)   FHLMC Collateralized.
(m)   FNMA/GNMA Collateralized.
(n) Securities represent underlying bonds transferred to a separate securitization trust established in a tender option bond transaction in which the Fund may have acquired the residual interest certificates. These securities serve as a collateral in a financing transaction. See Note 1 of the Notes to Financial Statements for details of municipal bonds transferred to tender option bond trusts.

See Notes to Financial Statements.


    BLACKROCK CALIFORNIA INSURED MUNICIPAL BOND FUND     FEBRUARY 29, 2008    11

Statement of Assets and Liabilities

As of February 29, 2008 (Unaudited)
===================================================================================================================================
Assets
-----------------------------------------------------------------------------------------------------------------------------------
Investments at value -- unaffiliated (identified cost -- $362,999,024) ...........................................    $ 355,270,359
Investments at value -- affiliated (identified cost -- $14,905,095) ..............................................       14,787,033
Cash .............................................................................................................           97,873
Investments sold receivable ......................................................................................        7,168,677
Interest receivable ..............................................................................................        4,895,738
Beneficial interest sold receivable ..............................................................................          617,561
Dividends receivable .............................................................................................            2,405
Prepaid expenses .................................................................................................           26,050
                                                                                                                      -------------
Total assets .....................................................................................................      382,865,696
                                                                                                                      -------------
===================================================================================================================================
Liabilities
-----------------------------------------------------------------------------------------------------------------------------------
Trust certificates 1 .............................................................................................        5,000,000
Investments purchased payable ....................................................................................       17,994,281
Income dividends payable .........................................................................................        1,145,468
Beneficial interest redeemed payable .............................................................................          560,062
Investment advisory fees payable .................................................................................          171,977
Service and distribution fees payable ............................................................................           66,741
Interest expense payable .........................................................................................           39,444
Other affiliates payable .........................................................................................           26,689
Trustees payable .................................................................................................            2,631
Other accrued expenses payable ...................................................................................           76,308
Other liabilities payable ........................................................................................               29
                                                                                                                      -------------
Total liabilities ................................................................................................       25,083,630
                                                                                                                      -------------
===================================================================================================================================
Net Assets
-----------------------------------------------------------------------------------------------------------------------------------
Net Assets .......................................................................................................    $ 357,782,066
                                                                                                                      =============
===================================================================================================================================
Net Assets Consist of
-----------------------------------------------------------------------------------------------------------------------------------
Institutional Shares of beneficial interest, $.10 par value, unlimited number of shares authorized ...............    $     405,800
Investor A Shares of beneficial interest, $.10 par value, unlimited number of shares authorized ..................          154,606
Investor A1 Shares of beneficial interest, $.10 par value, unlimited number of shares authorized .................        1,991,759
Investor BShares of beneficial interest, $.10 par value, unlimited number of shares authorized ...................          366,816
Investor CShares of beneficial interest, $.10 par value, unlimited number of shares authorized ...................           78,308
Investor C1Shares of beneficial interest, $.10 par value, unlimited number of shares authorized ..................          331,007
Paid-in capital in excess of par .................................................................................      363,679,054
Undistributed net investment income ..............................................................................          297,821
Accumulated net realized loss ....................................................................................       (1,676,378)
Net unrealized depreciation ......................................................................................       (7,846,727)
                                                                                                                      -------------
Net Assets .......................................................................................................    $ 357,782,066
                                                                                                                      =============
===================================================================================================================================
Net Asset Value
-----------------------------------------------------------------------------------------------------------------------------------
Institutional -- Based on net assets of $43,620,614 and 4,057,999 shares of beneficial interest outstanding ......    $       10.75
                                                                                                                      =============
Investor A -- Based on net assets of $16,607,997 and 1,546,061 shares of beneficial interest outstanding .........    $       10.74
                                                                                                                      =============
Investor A1 -- Based on net assets of $214,098,533 and 19,917,591 shares of beneficial interest outstanding ......    $       10.75
                                                                                                                      =============
Investor B -- Based on net assets of $39,452,298 and 3,668,158 shares of beneficial interest outstanding .........    $       10.76
                                                                                                                      =============
Investor C -- Based on net assets of $8,417,896 and 783,083 shares of beneficial interest outstanding ............    $       10.75
                                                                                                                      =============
Investor C1 -- Based on net assets of $35,584,728 and 3,310,071 shares of beneficial interest outstanding ........    $       10.75
                                                                                                                      =============

      1 Represents short-term floating rate certificates issued by tender option bond trusts.

See Notes to Financial Statements.


12    BLACKROCK CALIFORNIA INSURED MUNICIPAL BOND FUND     FEBRUARY 29, 2008

Statement of Operations

For the Six Months Ended February 29, 2008 (Unaudited)
===================================================================================================================================
Investment Income
-----------------------------------------------------------------------------------------------------------------------------------
Interest ..........................................................................................................    $  9,770,157
Dividends from affiliates .........................................................................................          63,525
                                                                                                                       ------------
Total income ......................................................................................................       9,833,682
                                                                                                                       ------------
===================================================================================================================================
Expenses
-----------------------------------------------------------------------------------------------------------------------------------
Investment advisory ...............................................................................................    $  1,049,101
Interest expense and fees 1 .......................................................................................         346,955
Service -- Investor A .............................................................................................          18,546
Service -- Investor A1 ............................................................................................         116,189
Service and distribution -- Investor B ............................................................................         109,220
Service and distribution -- Investor C ............................................................................          35,764
Service and distribution -- Investor C1 ...........................................................................         114,433
Transfer agent -- Institutional ...................................................................................          12,559
Transfer agent -- Investor A ......................................................................................           3,140
Transfer agent -- Investor A1 .....................................................................................          40,143
Transfer agent -- Investor B ......................................................................................          11,996
Transfer agent -- Investor C ......................................................................................           1,123
Transfer agent -- Investor C1 .....................................................................................           6,939
Accounting services ...............................................................................................          82,638
Registration ......................................................................................................          30,443
Professional fees .................................................................................................          29,592
Printing ..........................................................................................................          29,112
Custodian .........................................................................................................          19,901
Trustees ..........................................................................................................          10,946
Miscellaneous .....................................................................................................          27,612
                                                                                                                       ------------
Total expenses before reimbursement ...............................................................................       2,096,352
Less fees waived by advisor .......................................................................................          (7,043)
                                                                                                                       ------------
Total expenses after waiver .......................................................................................       2,089,309
                                                                                                                       ------------
Net investment income .............................................................................................       7,744,373
                                                                                                                       ------------
===================================================================================================================================
Realized and Unrealized Gain (Loss)
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain on investments ..................................................................................         331,915
Net change in unrealized depreciation on investments ..............................................................     (17,206,598)
                                                                                                                       ------------
Total net realized and unrealized loss ............................................................................     (16,874,683)
                                                                                                                       ------------
Net Decrease in Net Assets Resulting from Operations ..............................................................    $ (9,130,310)
                                                                                                                       ============

      1     Related to tender option bond trusts.

See Notes to Financial Statements.


    BLACKROCK CALIFORNIA INSURED MUNICIPAL BOND FUND     FEBRUARY 29, 2008    13

Statements of Changes in Net Assets

                                                                                                      For the Six
                                                                                                     Months Ended        For the
                                                                                                     February 29,      Year Ended
                                                                                                         2008          August 31,
Increase (Decrease) in Net Assets:                                                                    (Unaudited)         2007
===================================================================================================================================
Operations
-----------------------------------------------------------------------------------------------------------------------------------
Net investment income ..........................................................................    $   7,744,373     $  15,946,897
Net realized gain (loss) .......................................................................          331,915          (297,707)
Net change in unrealized depreciation ..........................................................      (17,206,598)       (8,253,468)
                                                                                                    -------------------------------
Net increase (decrease) in net assets resulting from operations ................................       (9,130,310)        7,395,722
                                                                                                    -------------------------------
===================================================================================================================================
Dividends and Distributions to Shareholders from
-----------------------------------------------------------------------------------------------------------------------------------
Net investment income:
    Institutional ..............................................................................         (966,012)       (1,846,625)
    Investor A .................................................................................         (298,613)         (223,449)
    Investor A1 ................................................................................       (4,835,994)      (10,505,085)
    Investor B .................................................................................         (818,211)       (2,190,747)
    Investor C .................................................................................         (115,565)          (84,571)
    Investor C1 ................................................................................         (697,531)       (1,575,835)
Net realized gain:
    Institutional ..............................................................................               --           (13,753)
    Investor A .................................................................................               --              (694)
    Investor A1 ................................................................................               --           (84,096)
    Investor B .................................................................................               --           (20,293)
    Investor C .................................................................................               --              (381)
    Investor C1 ................................................................................               --           (14,460)
                                                                                                    -------------------------------
Decrease in net assets resulting from dividends and distributions to shareholders ..............       (7,731,926)      (16,559,989)
                                                                                                    -------------------------------
===================================================================================================================================
Beneficial Interest Transactions
-----------------------------------------------------------------------------------------------------------------------------------
Net decrease in net assets derived from beneficial interest transactions .......................      (16,058,990)      (15,798,990)
                                                                                                    -------------------------------
===================================================================================================================================
Net Assets
-----------------------------------------------------------------------------------------------------------------------------------
Total decrease in net assets ...................................................................      (32,921,226)      (24,963,257)
Beginning of period ............................................................................      390,703,292       415,666,549
                                                                                                    -------------------------------
End of period ..................................................................................    $ 357,782,066     $ 390,703,292
                                                                                                    ===============================
End of period undistributed net investment income ..............................................    $     297,821     $     285,374
                                                                                                    ===============================

See Notes to Financial Statements.


14    BLACKROCK CALIFORNIA INSURED MUNICIPAL BOND FUND     FEBRUARY 29, 2008

Financial Highlights

                                                                                    Institutional
                                                   --------------------------------------------------------------------------------
                                                    For the Six
                                                   Months Ended
                                                   February 29,                      For the Year Ended August 31,
                                                       2008        ----------------------------------------------------------------
                                                    (Unaudited)      2007          2006          2005          2004          2003
===================================================================================================================================
Per Share Operating Performance
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period .............   $  11.26      $  11.52      $  11.70      $  11.72      $  11.54      $  11.81
                                                     ------------------------------------------------------------------------------
Net investment income 1 ..........................        .24           .48           .51           .54           .56           .57
Net realized and unrealized gain (loss) ..........       (.52)         (.25)         (.18)         (.02)          .17          (.27)
                                                     ------------------------------------------------------------------------------
Net increase (decrease) from investment operations       (.28)          .23           .33           .52           .73           .30
                                                     ------------------------------------------------------------------------------
Dividends and distributions from:
    Net investment income ........................       (.23)         (.49)         (.51)         (.54)         (.55)         (.57)
    Net realized gain ............................         --            -- 2          --            --            --            --
                                                     ------------------------------------------------------------------------------
Total dividends and distributions ................       (.23)         (.49)         (.51)         (.54)         (.55)         (.57)
                                                     ------------------------------------------------------------------------------
Net asset value, end of period ...................   $  10.75      $  11.26      $  11.52      $  11.70      $  11.72      $  11.54
                                                     ==============================================================================
===================================================================================================================================
Total Investment Return 3
-----------------------------------------------------------------------------------------------------------------------------------
Based on net asset value .........................      (2.48%) 4      1.99%         2.93%         4.50%         6.48%         2.54%
                                                     ==============================================================================
===================================================================================================================================
Ratios to Average Net Assets
-----------------------------------------------------------------------------------------------------------------------------------
Total expenses, net of waiver and excluding
  interest expense and fees ......................        .72% 5        .71%          .68%          .68%          .68%          .68%
                                                     ==============================================================================
Total expenses, net of waiver ....................        .90% 5        .93%          .91%          .78%          .73%          .79%
                                                     ==============================================================================
Total expenses ...................................        .91% 5        .93%          .92%          .79%          .73%          .79%
                                                     ==============================================================================
Net investment income ............................       4.24% 5       4.11%         4.45%         4.60%         4.76%         4.84%
                                                     ==============================================================================
===================================================================================================================================
Supplemental Data
-----------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (000) ..................   $ 43,621      $ 46,481      $ 42,053      $ 36,105      $ 36,132      $ 39,841
                                                     ==============================================================================
Portfolio turnover ...............................         17%           43%           30%           27%           22%           26%
                                                     ==============================================================================

      1     Based on average shares outstanding.
      2     Amount is less than $(.01) per share.
      3     Total investment returns exclude the effects of sales charges.
      4     Aggregate total investment return.
      5     Annualized.

See Notes to Financial Statements.


    BLACKROCK CALIFORNIA INSURED MUNICIPAL BOND FUND     FEBRUARY 29, 2008    15

                                                                                                             Investor A
                                                                                                   ------------------------------
                                                                                                     For the Six       For the
                                                                                                    Months Ended   Period Oct. 2,
                                                                                                    February 29,     2006 1 to
                                                                                                        2008         August 31,
                                                                                                     (Unaudited)        2007
=================================================================================================================================
Per Share Operating Performance
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period ..........................................................    $  11.25              $  11.55
                                                                                                   ------------------------------
Net investment income 2 .......................................................................         .22                   .37
Net realized and unrealized loss ..............................................................        (.51)                 (.25)
                                                                                                   ------------------------------
Net increase (decrease) from investment operations ............................................        (.29)                  .12
                                                                                                   ------------------------------
Dividends and distributions from:
    Net investment income .....................................................................        (.22)                 (.42)
    Net realized gain .........................................................................          --                    -- 3
                                                                                                   ------------------------------
Total dividends and distributions .............................................................        (.22)                 (.42)
                                                                                                   ------------------------------
Net asset value, end of period ................................................................    $  10.74              $  11.25
                                                                                                   ==============================
=================================================================================================================================
Total Investment Return 4
---------------------------------------------------------------------------------------------------------------------------------
Based on net asset value ......................................................................       (2.60%) 5              1.05% 5
                                                                                                   ==============================
=================================================================================================================================
Ratios to Average Net Assets
---------------------------------------------------------------------------------------------------------------------------------
Total expenses, net of waiver and excluding interest expense and fees .........................         .95% 6                .96% 6
                                                                                                   ==============================
Total expenses, net of waiver .................................................................        1.14% 6               1.18% 6
                                                                                                   ==============================
Total expenses ................................................................................        1.14% 6               1.19% 6
                                                                                                   ==============================
Net investment income .........................................................................        4.00% 6               3.89% 6
                                                                                                   ==============================
=================================================================================================================================
Supplemental Data
---------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (000) ...............................................................    $ 16,608              $ 12,452
                                                                                                   ==============================
Portfolio turnover ............................................................................          17%                   43%
                                                                                                   ==============================

      1     Commencement of operations.
      2     Based on average shares outstanding.
      3     Amount is less than $(.01) per share.
      4     Total investment returns exclude the effects of sales charges.
      5     Aggregate total investment return.
      6     Annualized.

See Notes to Financial Statements.


16    BLACKROCK CALIFORNIA INSURED MUNICIPAL BOND FUND     FEBRUARY 29, 2008

                                                                                      Investor A1
                                                   --------------------------------------------------------------------------------
                                                    For the Six
                                                   Months Ended
                                                   February 29,                      For the Year Ended August 31,
                                                       2008        ----------------------------------------------------------------
                                                    (Unaudited)      2007          2006          2005          2004          2003
===================================================================================================================================
Per Share Operating Performance
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period .............   $  11.26      $  11.52      $  11.70      $  11.72      $  11.54      $  11.82
                                                     ------------------------------------------------------------------------------
Net investment income 1 ..........................        .23           .47           .50           .53           .55           .56
Net realized and unrealized gain (loss) ..........       (.51)         (.25)         (.18)         (.03)          .17          (.28)
                                                     ------------------------------------------------------------------------------
Net increase (decrease) from investment operations       (.28)          .22           .32           .50           .72           .28
                                                     ------------------------------------------------------------------------------
Dividends and distributions from:
    Net investment income ........................       (.23)         (.48)         (.50)         (.52)         (.54)         (.56)
    Net realized gain ............................         --            -- 2          --            --            --            --
                                                     ------------------------------------------------------------------------------
Total dividends and distributions ................       (.23)         (.48)         (.50)         (.52)         (.54)         (.56)
                                                     ------------------------------------------------------------------------------
Net asset value, end of period ...................   $  10.75      $  11.26      $  11.52      $  11.70      $  11.72      $  11.54
                                                     ==============================================================================
===================================================================================================================================
Total Investment Return 3
-----------------------------------------------------------------------------------------------------------------------------------
Based on net asset value .........................      (2.52%) 4      1.90%         2.83%         4.40%         6.37%         2.35%
                                                     ==============================================================================
===================================================================================================================================
Ratios to Average Net Assets
-----------------------------------------------------------------------------------------------------------------------------------
Total expenses, net of waiver and excluding
  interest expense and fees ......................        .80% 5        .80%          .78%          .78%          .78%          .78%
                                                     ==============================================================================
Total expenses, net of waiver ....................        .98% 5       1.02%         1.01%          .88%          .83%          .89%
                                                     ==============================================================================
Total expenses ...................................        .98% 5       1.02%         1.02%          .89%          .83%          .89%
                                                     ==============================================================================
Net investment income ............................       4.16% 5       4.02%         4.35%         4.50%         4.66%         4.74%
                                                     ==============================================================================
===================================================================================================================================
Supplemental Data
-----------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (000) ..................   $214,099      $239,346      $258,492      $264,482      $258,411      $247,184
                                                     ==============================================================================
Portfolio turnover ...............................         17%           43%           30%           27%           22%           26%
                                                     ==============================================================================

      1     Based on average shares outstanding.
      2     Amount is less than $(.01) per share.
      3     Total investment returns exclude the effects of sales charges.
      4     Aggregate total investment return.
      5     Annualized.

See Notes to Financial Statements.


    BLACKROCK CALIFORNIA INSURED MUNICIPAL BOND FUND     FEBRUARY 29, 2008    17

                                                                                      Investor B
                                                   --------------------------------------------------------------------------------
                                                    For the Six
                                                   Months Ended
                                                   February 29,                      For the Year Ended August 31,
                                                       2008        ----------------------------------------------------------------
                                                    (Unaudited)      2007          2006          2005          2004          2003
===================================================================================================================================
Per Share Operating Performance
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period .............   $  11.26      $  11.53      $  11.70      $  11.72      $  11.54      $  11.82
                                                     ------------------------------------------------------------------------------
Net investment income 1 ..........................        .21           .42           .46           .48           .50           .51
Net realized and unrealized gain (loss) ..........       (.50)         (.26)         (.17)         (.02)          .18          (.28)
                                                     ------------------------------------------------------------------------------
Net increase (decrease) from investment operations       (.29)          .16           .29           .46           .68           .23
                                                     ------------------------------------------------------------------------------
Dividends and distributions from:
    Net investment income ........................       (.21)         (.43)         (.46)         (.48)         (.50)         (.51)
    Net realized gain ............................         --            -- 2          --            --            --            --
                                                     ------------------------------------------------------------------------------
Total dividends and distributions ................       (.21)         (.43)         (.46)         (.48)         (.50)         (.51)
                                                     ------------------------------------------------------------------------------
Net asset value, end of period ...................   $  10.76      $  11.26      $  11.53      $  11.70      $  11.72      $  11.54
                                                     ==============================================================================
===================================================================================================================================
Total Investment Return 3
-----------------------------------------------------------------------------------------------------------------------------------
Based on net asset value .........................      (2.63%) 4      1.39%         2.50%         3.98%         5.94%         1.93%
                                                     ==============================================================================
===================================================================================================================================
Ratios to Average Net Assets
-----------------------------------------------------------------------------------------------------------------------------------
Total expenses, net of waiver and excluding
  interest expense and fees ......................       1.22% 5       1.21%         1.18%         1.19%         1.18%         1.19%
                                                     ==============================================================================
Total expenses, net of waiver ....................       1.40% 5       1.43%         1.42%         1.29%         1.24%         1.29%
                                                     ==============================================================================
Total expenses ...................................       1.40% 5       1.43%         1.42%         1.29%         1.24%         1.30%
                                                     ==============================================================================
Net investment income ............................       3.74% 5       3.61%         3.95%         4.10%         4.25%         4.34%
                                                     ==============================================================================
===================================================================================================================================
Supplemental Data
-----------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (000) ..................   $ 39,452      $ 47,753      $ 69,647      $ 96,650      $118,304      $151,276
                                                     ==============================================================================
Portfolio turnover ...............................         17%           43%           30%           27%           22%           26%
                                                     ==============================================================================

      1     Based on average shares outstanding.
      2     Amount is less than $(.01) per share.
      3     Total investment returns exclude the effects of sales charges.
      4     Aggregate total investment return.
      5     Annualized.

See Notes to Financial Statements.


18    BLACKROCK CALIFORNIA INSURED MUNICIPAL BOND FUND     FEBRUARY 29, 2008

                                                                                                             Investor C
                                                                                                   ------------------------------
                                                                                                     For the Six       For the
                                                                                                    Months Ended   Period Oct. 2,
                                                                                                    February 29,     2006 1 to
                                                                                                        2008         August 31,
                                                                                                     (Unaudited)        2007
=================================================================================================================================
Per Share Operating Performance
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period ..........................................................    $  11.26              $  11.55
                                                                                                   ------------------------------
Net investment income 2 .......................................................................         .18                   .30
Net realized and unrealized loss ..............................................................        (.51)                 (.25)
                                                                                                   ------------------------------
Net increase (decrease) from investment operations ............................................        (.33)                  .05
                                                                                                   ------------------------------
Dividends and distributions from:
    Net investment income .....................................................................        (.18)                 (.34)
    Net realized gain .........................................................................          --                    -- 3
                                                                                                   ------------------------------
Total dividends and distributions .............................................................        (.18)                 (.34)
                                                                                                   ------------------------------
Net asset value, end of period ................................................................    $  10.75              $  11.26
                                                                                                   ==============================
=================================================================================================================================
Total Investment Return 4
---------------------------------------------------------------------------------------------------------------------------------
Based on net asset value ......................................................................       (2.96%) 5               .44% 5
                                                                                                   ==============================
=================================================================================================================================
Ratios to Average Net Assets
---------------------------------------------------------------------------------------------------------------------------------
Total expenses, net of waiver and excluding interest expense and fees .........................        1.70% 6               1.72% 6
                                                                                                   ==============================
Total expenses, net of waiver .................................................................        1.88% 6               1.94% 6
                                                                                                   ==============================
Total expenses ................................................................................        1.89% 6               1.95% 6
                                                                                                   ==============================
Net investment income .........................................................................        3.25% 6               3.13% 6
                                                                                                   ==============================
=================================================================================================================================
Supplemental Data
---------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (000) ...............................................................    $  8,418              $  5,448
                                                                                                   ==============================
Portfolio turnover ............................................................................          17%                   43%
                                                                                                   ==============================

      1     Commencement of operations.
      2     Based on average shares outstanding.
      3     Amount is less than $(.01) per share.
      4     Total investment returns exclude the effects of sales charges.
      5     Aggregate total investment return.
      6     Annualized.

See Notes to Financial Statements.


    BLACKROCK CALIFORNIA INSURED MUNICIPAL BOND FUND     FEBRUARY 29, 2008    19

Financial Highlights (concluded)

                                                                                      Investor C1
                                                   --------------------------------------------------------------------------------
                                                    For the Six
                                                   Months Ended
                                                   February 29,                      For the Year Ended August 31,
                                                       2008        ----------------------------------------------------------------
                                                    (Unaudited)      2007          2006          2005          2004          2003
===================================================================================================================================
Per Share Operating Performance
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period .............   $  11.26      $  11.52      $  11.70      $  11.72      $  11.54      $  11.82
                                                     ------------------------------------------------------------------------------
Net investment income 1 ..........................        .21           .41           .44           .47           .49           .50
Net realized and unrealized gain (loss) ..........       (.52)         (.25)         (.18)         (.02)          .17          (.28)
                                                     ------------------------------------------------------------------------------
Net increase (decrease) from investment operations       (.31)          .16           .26           .45           .66           .22
                                                     ------------------------------------------------------------------------------
Dividends and distributions from:
    Net investment income ........................       (.20)         (.42)         (.44)         (.47)         (.48)         (.50)
    Net realized gain ............................         --            -- 2          --            --            --            --
                                                     ------------------------------------------------------------------------------
Total dividends and distributions ................       (.20)         (.42)         (.44)         (.47)         (.48)         (.50)
                                                     ------------------------------------------------------------------------------
Net asset value, end of period ...................   $  10.75      $  11.26      $  11.52      $  11.70      $  11.72      $  11.54
                                                     ==============================================================================
===================================================================================================================================
Total Investment Return 3
-----------------------------------------------------------------------------------------------------------------------------------
Based on net asset value .........................      (2.76%) 4      1.39%         2.31%         3.88%         5.84%         1.83%
                                                     ==============================================================================
===================================================================================================================================
Ratios to Average Net Assets
-----------------------------------------------------------------------------------------------------------------------------------
Total expenses, net of waiver and excluding
  interest expense and fees ......................       1.30% 5       1.30%         1.28%         1.29%         1.28%         1.29%
                                                     ==============================================================================
Total expenses, net of waiver ....................       1.48% 5       1.52%         1.52%         1.39%         1.34%         1.39%
                                                     ==============================================================================
Total expenses ...................................       1.49% 5       1.52%         1.52%         1.39%         1.34%         1.40%
                                                     ==============================================================================
Net investment income ............................       3.66% 5       3.52%         3.85%         4.00%         4.15%         4.24%
                                                     ==============================================================================
===================================================================================================================================
Supplemental Data
-----------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (000) ..................   $ 35,585      $ 39,223      $ 45,474      $ 45,700      $ 46,900      $ 50,197
                                                     ==============================================================================
Portfolio turnover ...............................         17%           43%           30%           27%           22%           26%
                                                     ==============================================================================

      1     Based on average shares outstanding.
      2     Amount is less than $(.01) per share.
      3     Total investment returns exclude the effects of sales charges.
      4     Aggregate total investment return.
      5     Annualized.

See Notes to Financial Statements.


20    BLACKROCK CALIFORNIA INSURED MUNICIPAL BOND FUND     FEBRUARY 29, 2008

Notes to Financial Statements (Unaudited)

1. Significant Accounting Policies:

BlackRock California Insured Municipal Bond Fund (the "Fund") of BlackRock California Municipal Series Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a diversified, open-end management investment company. The Fund's financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require the use of management accruals and estimates. Actual results may differ from these estimates. The Fund offers multiple classes of shares. Institutional Shares are sold only to certain eligible investors. Investor A and Investor A1 Shares are generally sold with a front-end sales charge. Shares of Investor B, Investor C and Investor C1 may be subject to a contingent deferred sales charge. All classes of shares have identical voting, dividend, liquidation and other rights and the same terms and conditions, except that Investor A, Investor A1, Investor B, Investor C and Investor C1 Shares bear certain expenses related to the shareholder servicing of such shares, and Investor B, Investor C and Investor C1 Shares also bear certain expenses related to the distribution of such shares. Each class has exclusive voting rights with respect to matters relating to its shareholder servicing and distribution expenditures (except that Investor B shareholders may vote on certain changes to the Investor A1 distribution plan).

The following is a summary of significant accounting policies followed by the
Fund:

Valuation of Investments: Municipal investments (including commitments to purchase such investments on a "when-issued" basis) are valued on the basis of prices provided by dealers or pricing services selected under the supervision of the Trust's Board of Trustees (the "Board"). In determining the value of a particular investment, pricing services may use certain information with respect to transactions in such investments, quotations from bond dealers, market transactions in comparable investments and various relationships between investments. Short-term securities may be valued at amortized cost.

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the market value of such investment, the investment will be valued by, under the direction of, or in accordance with, a method approved by the Board as reflecting fair value ("Fair Value Assets"). When determining the price for Fair Value Assets, BlackRock Advisors, LLC (the "Advisor"), an indirect, wholly owned subsidiary of BlackRock, Inc., and/or the sub-advisor seeks to determine the price that the Fund might reasonably expect to receive from the current sale of that asset in an arm's-length transaction. Fair value determinations shall be based upon all available factors that the Advisor and/or the sub-advisor deems relevant. The pricing of all Fair Value Assets is subsequently reported to the Board or a committee thereof.

Municipal Bonds Transferred to Tender Option Bond Trusts: The Fund invests in leveraged residual certificates ("TOB Residuals") issued by tender option bond trusts ("TOBs"). A TOB is established by a third party sponsor forming a special purpose entity, into which the Fund, or an agent on behalf of the Fund, transfers municipal securities. A TOB typically issues two classes of beneficial interests: short-term floating rate certificates, which are sold to third party investors, and residual certificates, which are generally issued to the Fund which made the transfer or to affiliates of the Fund. The Fund's transfer of the municipal securities to a TOB is accounted for as a financing transaction, therefore the municipal securities deposited into a TOB are presented in the Fund's Schedule of Investments and the proceeds from the transaction are reported as a liability for trust certificates of the Fund. Similarly, proceeds from residual certificates issued to affiliates, if any, from the transaction are included in the liability for trust certificates. Interest income from the underlying security is recorded by the Fund on an accrual basis. Interest expense incurred on the secured borrowing and other expenses related to remarketing, administration and trustee services to a TOB are reported as expenses of the Fund. The floating rate certificates have interest rates that generally reset weekly and their holders have the option to tender certificates to the TOB for redemption at par at each reset date. The residual interests held by the Fund include the right of the Fund (1) to cause the holders of a proportional share of the floating rate certificates to tender their certificates at par, and (2) to transfer a corresponding share of the municipal securities from the TOB to the Fund. At February 29, 2008, the aggregate value of the underlying municipal securities transferred to TOBs was $10,240,300, the related liability for trust certificates was $5,000,000 and the interest rate on the liability for trust certificates was 3.191%.

Financial transactions executed through TOBs generally will underperform the market for fixed rate municipal bonds in a rising interest rate environment, but tend to outperform the market for fixed rate bonds when interest rates decline or remain relatively stable. Should short-term interest rates rise, the Fund's investment in TOB Residuals likely will adversely affect the Fund's net investment income and dividends to shareholders. Fluctuations in the market value of municipal securities deposited into the TOB may adversely affect the Fund's net asset value per share.

While the Fund's investment policies and restrictions expressly permit investments in inverse floating rate securities such as TOB Residuals, they generally do not allow the Fund to borrow money for purposes of making investments. The Fund's Advisor believes that the Fund's restrictions on borrowings do not apply to the liability for trust certificates reflected as a result of the Fund's investments in TOB Residuals.


    BLACKROCK CALIFORNIA INSURED MUNICIPAL BOND FUND     FEBRUARY 29, 2008    21

Income Taxes: It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

Effective February 29, 2008, the Fund implemented Financial Accounting Standards Board ("FASB") Interpretation No. 48, "Accounting for Uncertainty in Income Taxes -- an interpretation of FASB Statement No. 109" ("FIN 48"). FIN 48 prescribes the minimum recognition threshold a tax position must meet in connection with accounting for uncertainties in income tax positions taken or expected to be taken by an entity, including investment companies, before being measured and recognized in the financial statements. The Advisor has evaluated the application of FIN 48 to the Fund, and has determined that the adoption of FIN 48 does not have a material impact on the Fund's financial statements. The Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund's U.S. federal tax returns remains open for the years ended August 31, 2004 through August 31, 2006. The statutes of limitations on the Fund's state and local tax returns may remain open for an additional year depending upon the jurisdiction.

Recent Accounting Pronouncements: In September 2006, Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" ("FAS 157"), was issued and is effective for fiscal years beginning after November 15, 2007. FAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. The impact on the Fund's financial statement disclosures, if any, is currently being assessed.

In addition, in February 2007, Statement of Financial Accounting Standards No. 159, "The Fair Value Option for Financial Assets and Financial Liabilities" ("FAS 159"), was issued and is effective for fiscal years beginning after November 15, 2007. Early adoption is permitted as of the beginning of a fiscal year that begins on or before November 15, 2007, provided the entity also elects to apply the provisions of FAS 157. FAS 159 permits entities to choose to measure many financial instruments and certain other items at fair value that are not currently required to be measured at fair value. FAS 159 also establishes presentation and disclosure requirements designed to facilitate comparisons between entities that choose different measurement attributes for similar types of assets and liabilities. The impact on the Fund's financial statement disclosures, if any, is currently being assessed.

Investment Transactions and Investment Income: Investment transac-tions are recorded on the dates the transactions are entered into (the trade dates). Realized gains and losses on security transactions are determined on the identified cost basis. Dividend income is recorded on the ex-dividend dates. Interest income is recognized on the accrual method. The Fund amortizes all premiums and discounts on debt securities.

Income and realized and unrealized gains and losses on investments are allocated daily to each class based on its relative net assets.

Dividends and Distributions: Dividends from net investment income are declared daily and paid monthly. Distributions of capital gains are recorded on the ex-dividend dates.

Other: Expenses that are directly related to the Fund or classes are charged to the Fund or class. Other operating expenses are pro-rated to certain Funds on the basis of relative net assets of certain other Open-End Funds.

2. Investment Advisory Agreement and Other Transactions with Affiliates:

The Fund entered into an Investment Advisory Agreement with the Advisor, to provide investment advisory and administration services. Merrill Lynch & Co., Inc. ("Merrill Lynch") and The PNC Financial Services Group, Inc. ("PNC") are principal owners of BlackRock, Inc.

The Advisor is responsible for the management of the Fund's portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operation of the Fund. For such services, the Fund pays a monthly fee based upon the average daily value of the Fund's net assets at the following annual rates: 0.55% of the Fund's average daily net assets not exceeding $500 million; 0.525% of average daily net assets in excess of $500 million but not exceeding $1 billion; and 0.50% of average daily net assets in excess of $1 billion.

In addition, the Advisor has entered into a separate sub-advisory agreement with BlackRock Investment Management, LLC ("BIM"), an affiliate of the Advisor, under which the Advisor pays BIM for services it provides, a monthly fee that is a percentage of the management fee paid by the Fund to the Advisor. For the six months ended February 29, 2008, the Fund reimbursed the Advisor $3,337, for certain accounting services, which are included in accounting services expenses in the Statement of Operations.


22    BLACKROCK CALIFORNIA INSURED MUNICIPAL BOND FUND     FEBRUARY 29, 2008

The Advisor has agreed to waive its advisory fee by the amount of advisory fees the Fund pays to the Advisor indirectly through its investment in CMA California Municipal Money Fund.

The Fund has also entered into separate Distribution Agreements and Distribution Plans with FAM Distributors, Inc. ("FAMD") and BlackRock Distributors, Inc. and its affiliates ("BDI") (collectively, the "Distributor"). FAMD is a wholly owned subsidiary of Merrill Lynch Group, Inc., and BDI is an affiliate of BlackRock, Inc.

Pursuant to the Distribution Plans adopted by the Fund in accordance with Rule 12b-1 under the 1940 Act, the Fund pays the Distributor ongoing service and distribution fees. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the shares as follows:

--------------------------------------------------------------------------------
                                                    Service         Distribution
                                                      Fee               Fee
--------------------------------------------------------------------------------
Investor A ......................................    0.25%               --
Investor A1 .....................................    0.10%               --
Investor B ......................................    0.25%             0.25%
Investor C ......................................    0.25%             0.75%
Investor C1 .....................................    0.25%             0.35%
--------------------------------------------------------------------------------

Pursuant to sub-agreements with each Distributor, broker-dealers, including Merrill Lynch, Pierce, Fenner & Smith Incorporated ("MLPF&S"), a wholly owned subsidiary of Merrill Lynch, and each Distributor provide shareholder servicing and distribution services to the Fund. The ongoing service fee compensates the Distributor and each broker-dealer (including MLPF&S) for providing shareholder servicing to Investor A, Investor A1, Investor B, Investor C and Investor C1 shareholders. The ongoing distribution fee compensates the Distributor and the broker-dealers for providing distribution-related services to Investor B, Investor C and Investor C1 shareholders.

For the six months ended February 29, 2008, the Distributor earned underwriting discounts, direct commissions and dealer concessions on sales of the Fund's Investor A Shares, which totaled $73,482.

For the six months ended February 29, 2008, affiliates received contingent deferred sales charges of $6,171 and $2,271 relating to transactions in Investor B and Investor C Shares, respectively.

The Advisor maintains a call center, which is responsible for providing certain shareholder services to the Fund, such as responding to shareholder inquiries and processing transactions based upon instructions from shareholders with respect to the subscription and redemption of Fund shares. During the six months ended February 29, 2008, the following amounts have been accrued by the Fund to reimburse the Advisor for costs incurred running the call center, which are a component of the transfer agent fees in the accompanying Statement of Operations.

--------------------------------------------------------------------------------
                                                                Call Center Fees
--------------------------------------------------------------------------------
Institutional ................................................      $  162
Investor A ...................................................      $  138
Investor A1 ..................................................      $1,854
Investor B ...................................................      $  330
Investor C ...................................................      $   36
Investor C1 ..................................................      $  210
--------------------------------------------------------------------------------

PFPC Inc., an indirect, wholly owned subsidiary of PNC and an affiliate of the Advisor, serves as transfer agent and dividend disbursing agent. Each class of the Fund bears the costs of transfer agent fees associated with such respective classes. Transfer agency fees borne by each class of the Fund are comprised of those fees charged for all shareholder communications including shareholder reports, dividend and distribution notices, and proxy materials for shareholders meetings, as well as per account and per transaction fees related to servicing and maintenance of shareholder accounts, including the issuing, redeeming and transferring of shares of each class of the Fund, 12b-1 fee calculation, check writing, antimoney laundering services, and customer identification services.

Certain officers and/or trustees of the Trust are officers and/or directors of BlackRock, Inc. or its affiliates.

3. Investments:

Purchases and sales of investments, excluding short-term securities, for the six months ended February 29, 2008 were $67,784,071 and $97,704,856, respectively.


    BLACKROCK CALIFORNIA INSURED MUNICIPAL BOND FUND     FEBRUARY 29, 2008    23

4. Beneficial Interest Transactions:

Transactions in shares of beneficial interest for each class were as follows:

-------------------------------------------------------------------------------
Institutional Shares for the Six Months                               Dollar
Ended February 29, 2008                              Shares           Amount
-------------------------------------------------------------------------------
Shares sold ..................................         406,606     $  4,611,924
Shares issued to shareholders in reinvestment
  of dividends ...............................          44,981          505,878
                                                  -----------------------------
Total issued .................................         451,587        5,117,802
Shares redeemed ..............................        (522,204)      (5,920,015)
                                                  -----------------------------
Net decrease .................................         (70,617)    $   (802,213)
                                                  =============================

-------------------------------------------------------------------------------
Institutional Shares for the Year                                     Dollar
Ended August 31, 2007                                Shares           Amount
-------------------------------------------------------------------------------
Shares sold ..................................         998,306     $ 11,419,664
Shares issued to shareholders in reinvestment
  of dividends and distributions .............          84,015          964,317
                                                  -----------------------------
Total issued .................................       1,082,321       12,383,981
Shares redeemed ..............................        (603,972)      (6,934,638)
                                                  -----------------------------
Net increase .................................         478,349     $  5,449,343
                                                  =============================

-------------------------------------------------------------------------------
Investor A Shares for the Six Months                                  Dollar
Ended February 29, 2008                              Shares           Amount
-------------------------------------------------------------------------------
Shares sold ..................................         724,861     $  8,207,800
Shares issued to shareholders in reinvestment
  of dividends ...............................          16,564          185,911
                                                  -----------------------------
Total issued .................................         741,425        8,393,711
Shares redeemed ..............................        (302,092)      (3,419,535)
                                                  -----------------------------
Net increase .................................         439,333     $  4,974,176
                                                  =============================

-------------------------------------------------------------------------------
Investor A Shares for the
Period October 2, 2006+ to                                            Dollar
August 31, 2007                                      Shares           Amount
-------------------------------------------------------------------------------
Shares sold ..................................       1,216,192     $ 13,949,168
Shares issued to shareholders in reinvestment
  of dividends and distributions .............          12,356          140,773
                                                  -----------------------------
Total issued .................................       1,228,548       14,089,941
Shares redeemed ..............................        (121,820)      (1,388,133)
                                                  -----------------------------
Net increase .................................       1,106,728     $ 12,701,808
                                                  =============================
      +     Commencement of operations.

-------------------------------------------------------------------------------
Investor A1 Shares for the Six Months                                 Dollar
Ended February 29, 2008                              Shares           Amount
-------------------------------------------------------------------------------
Shares sold and automatic conversion of shares         362,643     $  4,113,451
Shares issued to shareholders in reinvestment
  of dividends ...............................         194,836        2,191,978
                                                  -----------------------------
Total issued .................................         557,479        6,305,429
Shares redeemed ..............................      (1,899,493)     (21,483,625)
                                                  -----------------------------
Net decrease .................................      (1,342,014)    $(15,178,196)
                                                  =============================

-------------------------------------------------------------------------------
Investor A1 Shares for the Year                                       Dollar
Ended August 31, 2007                                Shares           Amount
-------------------------------------------------------------------------------
Shares sold ..................................       1,086,250     $ 12,439,838
Automatic conversion of shares ...............          51,220          589,539
Shares issued to shareholders in reinvestment
  of dividends and distributions .............         422,504        4,852,528
                                                  -----------------------------
Total issued .................................       1,559,974       17,881,905
Shares redeemed ..............................      (2,737,542)     (31,403,844)
                                                  -----------------------------
Net decrease .................................      (1,177,568)    $(13,521,939)
                                                  =============================

-------------------------------------------------------------------------------
Investor B Shares for the Six Months                                  Dollar
Ended February 29, 2008                              Shares           Amount
-------------------------------------------------------------------------------
Shares sold ..................................          17,251     $    195,614
Shares issued to shareholders in reinvestment
  of dividends ...............................          29,344          330,394
                                                  -----------------------------
Total issued .................................          46,595          526,008
Shares redeemed and automatic conversion
  of shares ..................................        (617,605)      (7,008,604)
                                                  -----------------------------
Net decrease .................................        (571,010)    $ (6,482,596)
                                                  =============================

-------------------------------------------------------------------------------
Investor B Shares for the Year                                        Dollar
Ended August 31, 2007                                Shares           Amount
-------------------------------------------------------------------------------
Shares sold ..................................          46,014     $    530,825
Shares issued to shareholders in reinvestment
  of dividends and distributions .............          76,329          877,612
                                                  -----------------------------
Total issued .................................         122,343        1,408,437
                                                  -----------------------------
Shares redeemed ..............................      (1,873,903)     (21,497,603)
Automatic conversion of shares ...............         (51,220)        (589,539)
                                                  -----------------------------
Total redemptions ............................      (1,925,123)     (22,087,142)
                                                  -----------------------------
Net decrease .................................      (1,802,780)    $(20,678,705)
                                                  =============================

-------------------------------------------------------------------------------
Investor C Shares for the Six Months                                  Dollar
Ended February 29, 2008                              Shares           Amount
-------------------------------------------------------------------------------
Shares sold ..................................         352,436     $  4,001,189
Shares issued to shareholders in reinvestment
  of dividends ...............................           6,296           70,673
                                                  -----------------------------
Total issued .................................         358,732        4,071,862
Shares redeemed ..............................         (59,535)        (672,148)
                                                  -----------------------------
Net increase .................................         299,197     $  3,399,714
                                                  =============================

-------------------------------------------------------------------------------
Investor C Shares for the
Period October 2, 2006+                                               Dollar
to August 31, 2007                                   Shares           Amount
-------------------------------------------------------------------------------
Shares sold ..................................         502,743     $  5,775,905
Shares issued to shareholders in reinvestment
  of dividends and distributions .............           4,391           50,075
                                                  -----------------------------
Total issued .................................         507,134        5,825,980
Shares redeemed ..............................         (23,248)        (265,556)
                                                  -----------------------------
Net increase .................................         483,886     $  5,560,424
                                                  =============================
      +     Commencement of operations.


24    BLACKROCK CALIFORNIA INSURED MUNICIPAL BOND FUND     FEBRUARY 29, 2008

Notes to Financial Statements (concluded)

-------------------------------------------------------------------------------
Investor C1 Shares for the Six Months                                 Dollar
Ended February 29, 2008                              Shares           Amount
-------------------------------------------------------------------------------
Shares sold ..................................              48     $        550
Shares issued to shareholders in reinvestment
  of dividends ...............................          31,817          357,956
                                                  -----------------------------
Total issued .................................          31,865          358,506
Shares redeemed ..............................        (205,395)      (2,328,381)
                                                  -----------------------------
Net decrease .................................        (173,530)    $ (1,969,875)
                                                  =============================

-------------------------------------------------------------------------------
Investor C1 Shares for the Year                                       Dollar
Ended August 31, 2007                                Shares           Amount
-------------------------------------------------------------------------------
Shares sold ..................................          53,190     $    613,301
Shares issued to shareholders in reinvestment
  of dividends and distributions .............          71,976          826,936
                                                  -----------------------------
Total issued .................................         125,166        1,440,237
Shares redeemed ..............................        (588,371)      (6,750,158)
                                                  -----------------------------
Net decrease .................................        (463,205)    $ (5,309,921)
                                                  =============================

5. Short-Term Borrowings:

The Fund, along with certain other funds managed by the Advisor and its affiliates, is party to a $500,000,000 credit agreement with a group of lenders. The Fund may borrow under the credit agreement to fund shareholder redemptions and for other lawful purposes other than for leverage. The Fund may borrow up to the maximum amount allowable under the Fund's current Prospectus and Statement of Additional Information, subject to various other legal, regulatory or contractual limits. On November 21, 2007, the credit agreement was renewed for one year under substantially the same terms.The Fund pays a commitment fee of 0.06% per annum based on the Fund's pro rata share of the unused portion of the credit agreement, which is included in miscellaneous expenses in the Statement of Operations. Amounts borrowed under the credit agreement bear interest at a rate equal to, at each fund's election, the federal funds rate plus 0.35% or a base rate as defined in the credit agreement. The Fund did not borrow under the credit agreement during the six months ended February 29, 2008.

6. Capital Loss Carryforward:

As of August 31, 2007, the Fund had capital loss carryforwards available to offset future realized capital gains of $1,044,575, all of which expires in 2009.

7. Concentration Risk:

The Fund concentrates its investments in securities issued by state agencies, other governmental entities and U.S. Territories. The Fund is more susceptible to adverse financial, social, environmental, economic, regulatory and political factors that may affect these state agencies, other governmental entities and U.S. Territories, which could seriously affect the ability of these states and their municipal subdivisions to meet continuing obligations for principal and interest payments and therefore could impact the value of the Fund's investments and net asset value per share, than if the Fund was not concentrated in securities issued by state agencies, other governmental entities and U.S. Territories.

Many municipalities insure repayment of their obligations. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that market value may fluctuate for other reasons and there is no assurance that the insurance company will meet its obligations. These securities have been identified in the Schedule of Investments.


    BLACKROCK CALIFORNIA INSURED MUNICIPAL BOND FUND     FEBRUARY 29, 2008    25

Officers and Trustees

James H. Bodurtha, Trustee
Bruce R. Bond, Trustee
Donald W. Burton, Trustee
Richard S. Davis, Trust President and Trustee
Stuart E. Eizenstat, Trustee
Laurence D. Fink, Trustee
Kenneth A. Froot, Trustee
Henry Gabbay, Trustee
Robert M. Hernandez, Trustee
John F. O'Brien, Trustee
Roberta Cooper Ramo, Trustee
Jean Margo Reid, Trustee
David H. Walsh, Trustee
Fred G. Weiss, Trustee
Richard R. West, Trustee
Donald C. Burke, Chief Executive Officer
Anne F. Ackerley, Vice President
Neal J. Andrews, Chief Financial Officer
Jay M. Fife, Treasurer
Brian P. Kindelan, Chief Compliance Officer
Howard Surloff, Secretary

Custodian

The Bank of New York Mellon
New York, NY 10286

Transfer Agent

PFPC Inc.
Wilmington, DE 19809

Accounting Agent

State Street Bank and Trust Company
Princeton, NJ 08540

Independent Registered Public Accounting Firm

Deloitte & Touche LLP
Princeton, NJ 08540

Legal Counsel

Willkie, Farr & Gallagher LLP
New York, NY 10019


26    BLACKROCK CALIFORNIA INSURED MUNICIPAL BOND FUND     FEBRUARY 29, 2008

Additional Information

BlackRock Privacy Principles

BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, "Clients") and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.

If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our website.

BlackRock does not sell or disclose to non-affiliated third parties any non-public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory requests or to service Client accounts. These non-affiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to non-public personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non-public personal information of its Clients, including procedures relating to the proper storage and disposal of such information.

Availability of Additional Information

Electronic Delivery

Electronic copies of most financial reports and prospectuses are available on the Fund's website or shareholders can sign up for e-mail notifications of quarterly statements, annual and semi-annual reports and prospectuses by enrolling in the Fund's electronic delivery program.

To enroll:

Shareholders Who Hold Accounts with Investment Advisors, Banks or Brokerages:

Please contact your financial advisor. Please note that not all investment advisors, banks or brokerages may offer this service.

Shareholders Who Hold Accounts Directly with BlackRock:

1) Access the BlackRock website at http://www.blackrock.com/edelivery

2) Click on the applicable link and follow the steps to sign up

3) Log into your account

Householding

The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called "householding" and it is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact the Fund at (800) 441-7762.


    BLACKROCK CALIFORNIA INSURED MUNICIPAL BOND FUND     FEBRUARY 29, 2008    27

Additional Information (concluded)

Availability of Additional Information (concluded)

Availability of Proxy Voting Policies and Procedures

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available (1) without charge, upon request, by calling toll-free (800) 441-7762; (2) at www.blackrock.com; and (3) on the Securities and Exchange Commission's (the "SEC") website at http://www.sec.gov.

Availability of Proxy Voting Record

Information on how the Fund votes proxies relating to securities held in the Fund's portfolios during the most recent 12-month period ended June 30 is available upon request and without charge (1) at www.blackrock.com or by calling
(800) 441-7762 and (2) on the SEC's website at http://www.sec.gov.

Availability of Quarterly Portfolio Schedule

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q are available on the SEC's website at http://www.sec.gov and may also be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330. The Fund's Forms N-Q may also be obtained upon request and without charge by calling (800) 441-7762.


28    BLACKROCK CALIFORNIA INSURED MUNICIPAL BOND FUND     FEBRUARY 29, 2008

Shareholder Privileges

Account Information

Call us at (800) 441-7762 from 8:00 AM - 6:00 PM EST to get information about your account balances, recent transactions and share prices. You can also reach us on the Web at www.blackrock.com/funds.

Automatic Investment Plans

Investor Class shareholders who want to invest regularly can arrange to have $50 or more automatically deducted from their checking or savings account and invested in any of the BlackRock funds.

Systematic Withdrawal Plans

Investor Class shareholders can establish a systematic withdrawal plan and receive periodic payments of $50 or more from their BlackRock funds, as long as their account is at least $10,000.

Retirement Plans

Shareholders may make investments in conjunction with Traditional, Rollover, Roth, Coverdell, Simple IRAs, SEP IRAs and 403(b) Plans.


    BLACKROCK CALIFORNIA INSURED MUNICIPAL BOND FUND     FEBRUARY 29, 2008    29

A World-Class Mutual Fund Family

BlackRock offers a diverse lineup of open-end mutual funds crossing all investment styles and managed by experts in equity, fixed income and tax-exempt investing.

Equity Funds

BlackRock All-Cap Global Resources Portfolio
BlackRock Asset Allocation Portfolio+
BlackRock Aurora Portfolio
BlackRock Balanced Capital Fund+
BlackRock Basic Value Fund
BlackRock Capital Appreciation Portfolio
BlackRock Developing Capital Markets Fund
BlackRock Equity Dividend Fund
BlackRock EuroFund
BlackRock Focus Growth Fund
BlackRock Focus Value Fund
BlackRock Fundamental Growth Fund
BlackRock Global Allocation Fund+
BlackRock Global Dynamic Equity Fund
BlackRock Global Financial Services Fund
BlackRock Global Growth Fund
BlackRock Global Opportunities Portfolio
BlackRock Global Resources Portfolio
BlackRock Global Science & Technology Opportunities Portfolio
BlackRock Global SmallCap Fund
BlackRock Healthcare Fund
BlackRock Health Sciences Opportunities Portfolio*
BlackRock Index Equity Portfolio*
BlackRock International Fund
BlackRock International Index Fund
BlackRock International Opportunities Portfolio
BlackRock International Value Fund
BlackRock Large Cap Core Fund
BlackRock Large Cap Growth Fund
BlackRock Large Cap Value Fund
BlackRock Latin America Fund
BlackRock Mid-Cap Growth Equity Portfolio
BlackRock Mid-Cap Value Equity Portfolio
BlackRock Mid Cap Value Opportunities Fund
BlackRock Natural Resources Trust
BlackRock Pacific Fund
BlackRock Small Cap Core Equity Portfolio
BlackRock Small Cap Growth Equity Portfolio
BlackRock Small Cap Growth Fund II
BlackRock Small Cap Index Fund
BlackRock Small Cap Value Equity Portfolio*
BlackRock Small/Mid-Cap Growth Portfolio
BlackRock S&P 500 Index Fund
BlackRock Technology Fund
BlackRock U.S. Opportunities Portfolio
BlackRock Utilities and Telecommunications Fund
BlackRock Value Opportunities Fund

Fixed Income Funds

BlackRock Commodity Strategies Fund
BlackRock Emerging Market Debt Portfolio
BlackRock Enhanced Income Portfolio
BlackRock GNMA Portfolio
BlackRock Government Income Portfolio
BlackRock High Income Fund
BlackRock High Yield Bond Portfolio
BlackRock Income Portfolio
BlackRock Income Builder Portfolio
BlackRock Inflation Protected Bond Portfolio
BlackRock Intermediate Bond Portfolio II
BlackRock Intermediate Government Bond Portfolio
BlackRock International Bond Portfolio
BlackRock Long Duration Fund Portfolio
BlackRock Low Duration Bond Portfolio
BlackRock Managed Income Portfolio
BlackRock Short-Term Bond Fund
BlackRock Strategic Income Portfolio
BlackRock Total Return Fund
BlackRock Total Return Portfolio II
BlackRock World Income Fund

Municipal Bond Funds

BlackRock AMT-Free Municipal Bond Portfolio
BlackRock California Insured Municipal Bond Fund
BlackRock Delaware Municipal Bond Portfolio
BlackRock Florida Municipal Bond Fund
BlackRock High Yield Municipal Fund
BlackRock Intermediate Municipal Fund
BlackRock Kentucky Municipal Bond Portfolio
BlackRock Municipal Insured Fund
BlackRock National Municipal Fund
BlackRock New Jersey Municipal Bond Fund
BlackRock New York Municipal Bond Fund
BlackRock Ohio Municipal Bond Portfolio
BlackRock Pennsylvania Municipal Bond Fund
BlackRock Short-Term Municipal Fund

Target Risk & Target Date Funds

BlackRock Prepared Portfolios
   Conservative Prepared Portfolio
   Moderate Prepared Portfolio
   Growth Prepared Portfolio
   Aggressive Growth Prepared Portfolio
BlackRock Lifecycle Prepared Portfolios
   Prepared Portfolio 2010
   Prepared Portfolio 2015
   Prepared Portfolio 2020
   Prepared Portfolio 2025
   Prepared Portfolio 2030
   Prepared Portfolio 2035
   Prepared Portfolio 2040
   Prepared Portfolio 2045
   Prepared Portfolio 2050

* See the prospectus for information on specific limitations on investments in the fund.
+     Mixed asset fund.

BlackRock mutual funds are distributed by BlackRock Distributors, Inc. and certain funds are also distributed by FAM Distributors, Inc. You should consider the investment objectives, risks, charges and expenses of the funds under consideration carefully before investing. Each fund's prospectus contains this and other information and is available at www.blackrock.com or by calling (800) 882-0052 or from your financial advisor. The prospectus should be read carefully before investing.


30    BLACKROCK CALIFORNIA INSURED MUNICIPAL BOND FUND     FEBRUARY 29, 2008

This report is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless accompanied or preceded by the Fund's current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment returns and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

BlackRock California Insured Municipal Bond Fund
Of BlackRock California Municipal Series Trust
100 Bellevue Parkway
Wilmington, DE 19809

                                                                       BLACKROCK

                                                                     #10329-2/08

Item 2 -    Code of Ethics - Not Applicable to this semi-annual report

Item 3 - Audit Committee Financial Expert - Not Applicable to this semi-annual report

Item 4 - Principal Accountant Fees and Services - Not Applicable to this semi-annual report

Item 5 -    Audit Committee of Listed Registrants - Not Applicable

Item 6 - Schedule of Investments - The registrant's Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this form

Item 7 - Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies - Not Applicable

Item 8 - Portfolio Managers of Closed-End Management Investment Companies - Not Applicable

Item 9 - Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers - Not Applicable

Item 10 -   Submission of Matters to a Vote of Security Holders - The
            registrant's Nominating and Governance Committee will consider nominees to the Board recommended by shareholders when a vacancy becomes available. Shareholders who wish to recommend a nominee should send nominations which include biographical information and set forth the qualifications of the proposed nominee to the registrant's Secretary. There have been no material changes to these procedures.

Item 11 -   Controls and Procedures

11(a) - The registrant's principal executive and principal financial officers or persons performing similar functions have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act")) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

11(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12 -   Exhibits attached hereto

12(a)(1) -  Code of Ethics - Not Applicable to this semi-annual report

12(a)(2) -  Certifications - Attached hereto

12(a)(3) -  Not Applicable

12(b) -     Certifications - Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock California Insured Municipal Bond Fund of
BlackRock California Municipal Series Trust


By: /s/ Donald C. Burke
    -----------------------------------
    Donald C. Burke
    Chief Executive Officer of
    BlackRock California Insured Municipal Bond Fund of
    BlackRock California Municipal Series Trust

Date: April 23, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Donald C. Burke
    -----------------------------------
    Donald C. Burke
    Chief Executive Officer (principal executive officer) of
    BlackRock California Insured Municipal Bond Fund of
    BlackRock California Municipal Series Trust

Date: April 23, 2008


By: /s/ Neal J. Andrews
    -----------------------------------
    Neal J. Andrews
    Chief Financial Officer (principal financial officer) of
    BlackRock California Insured Municipal Bond Fund of
    BlackRock California Municipal Series Trust

Date: April 23, 2008